UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(Investor Class:  ZSCCX)
(Class C:  ZCCCX)
(Class I: ZSCIX)

Zacks Dividend Fund
(Investor Class:  ZDIVX)

SEMI-ANNUAL REPORT
May 31, 2016

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Statement of Cash Flows	34
Financial Highlights	35
Notes to Financial Statements	43
Expense Examples	52

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.6%
	BASIC MATERIALS – 3.0%
7,496	Carpenter Technology Corp.	$240,172
14,857	Dominion Diamond Corp.[1]	155,999
8,951	Dow Chemical Co.	459,723
1,315	Kaiser Aluminum Corp.	112,709
3,680	PPG Industries, Inc.	396,262
		1,364,865
	COMMUNICATIONS – 14.1%
827	Alphabet, Inc. - Class A*	619,299
582	Alphabet, Inc. - Class C*	428,189
12,085	AT&T, Inc.	473,128
13,630	CalAmp Corp.*	204,859
23,353	Cisco Systems, Inc.	678,405
13,403	eBay, Inc.*	327,837
9,314	Facebook, Inc. - Class A*	1,106,596
9,405	NICE-Systems Ltd. - ADR[1]	601,826
6,406	Time Warner, Inc.	484,678
14,402	Verizon Communications, Inc.	733,062
7,224	Walt Disney Co.	716,765
		6,374,644
	CONSUMER, CYCLICAL – 9.5%
909	Churchill Downs, Inc.	114,089
5,725	CVS Health Corp.	552,176
22,535	General Motors Co.	704,895
1,318	Hasbro, Inc.	115,048
8,178	Home Depot, Inc.	1,080,477
9,923	NIKE, Inc. - Class B	547,948
14,720	Starbucks Corp.	807,981
3,308	Target Corp.	227,524
1,182	Vail Resorts, Inc.	155,138
		4,305,276
	CONSUMER, NON-CYCLICAL – 22.6%
3,680	Amgen, Inc.	581,256
5,180	Campbell Soup Co.	313,753
2,454	Danaher Corp.	241,375
5,225	Emergent BioSolutions, Inc.*	229,273
3,862	Gilead Sciences, Inc.	336,226
5,816	Hershey Co.	540,016
7,451	Johnson & Johnson	839,653
22,989	Kroger Co.	822,087
6,952	Laboratory Corp. of America Holdings*	889,508
1,318	McKesson Corp.	241,379
8,315	Medtronic PLC[1]	669,191

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
8,133	Mylan N.V.* 1	$352,484
4,044	PayPal Holdings, Inc.*	152,823
8,860	PepsiCo, Inc.	896,366
14,766	Pfizer, Inc.	512,380
5,225	Pinnacle Foods, Inc.	220,129
6,906	Prestige Brands Holdings, Inc.*	373,200
5,906	Procter & Gamble Co.	478,622
13,039	Sabre Corp.	367,309
3,823	St. Jude Medical, Inc.	299,570
8,905	Tyson Foods, Inc. - Class A	567,961
2,363	Universal Health Services, Inc. - Class B	318,674
		10,243,235
	ENERGY – 5.0%
7,679	Chevron Corp.	775,579
10,632	Exxon Mobil Corp.	946,461
10,950	Royal Dutch Shell PLC - Class B - ADR[1]	534,141
		2,256,181
	FINANCIAL – 15.7%
22,762	Ares Capital Corp.	337,788
15,492	Bank of America Corp.	229,127
1,818	BlackRock, Inc.	661,479
4,998	Chemical Financial Corp.	196,921
9,587	East West Bancorp, Inc.	370,058
14,539	Hartford Financial Services Group, Inc.	656,727
14,175	Hospitality Properties Trust - REIT	362,880
1,613	Intercontinental Exchange, Inc.	437,316
2,545	Jones Lang LaSalle, Inc.	299,954
14,766	JPMorgan Chase & Co.	963,777
7,997	Marsh & McLennan Cos., Inc.	528,362
4,544	Old Republic International Corp.	87,063
24,125	Senior Housing Properties Trust - REIT	450,655
1,454	SVB Financial Group*	160,231
3,090	Travelers Cos., Inc.	352,692
11,722	Wells Fargo & Co.	594,540
5,952	Welltower, Inc. - REIT	410,152
		7,099,722
	INDUSTRIAL – 13.3%
6,043	A.O. Smith Corp.	497,339
3,771	FedEx Corp.	622,102
2,545	FEI Co.	273,460
9,632	Fluor Corp.	508,377
9,768	Granite Construction, Inc.	419,340

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
7,724	Honeywell International, Inc.	$879,223
2,136	Martin Marietta Materials, Inc.	403,789
3,408	Middleby Corp.*	423,274
4,453	National Instruments Corp.	127,222
3,562	Raytheon Co.	461,884
10,404	Republic Services, Inc.	502,305
2,318	Snap-on, Inc.	375,099
4,362	Wabtec Corp.	337,532
3,771	Woodward, Inc.	214,721
		6,045,667
	TECHNOLOGY – 11.9%
3,908	Apple, Inc.	390,253
2,954	ExlService Holdings, Inc.*	153,017
3,044	Fiserv, Inc.*	320,624
14,493	Fortinet, Inc.*	495,806
18,537	Genpact Ltd.* 1	522,558
21,217	Intel Corp.	670,245
5,907	Lam Research Corp.	489,159
12,494	Microchip Technology, Inc.	645,690
11,586	Microsoft Corp.	614,058
7,451	Paychex, Inc.	403,993
5,952	Proofpoint, Inc.*	348,906
4,543	Red Hat, Inc.*	351,901
		5,406,210
	UTILITIES – 4.5%
7,142	American Electric Power Co., Inc.	462,302
7,133	American States Water Co.	278,615
18,628	California Water Service Group	543,006
10,268	NiSource, Inc.	244,994
8,534	PG&E Corp.	512,723
		2,041,640
	TOTAL COMMON STOCKS (Cost $38,634,421)	45,137,440

Principal Amount
	SHORT-TERM INVESTMENTS – 0.7%
$333,297	UMB Money Market Fiduciary, 0.01%[2]	333,297

	TOTAL SHORT-TERM INVESTMENTS (Cost $333,297)	333,297

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 100.3% (Cost $38,967,718)	$45,470,737
Liabilities in Excess of Other Assets – (0.3)%	(134,238)

TOTAL NET ASSETS – 100.0%	$45,336,499

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	22.6%
Financial	15.7%
Communications	14.1%
Industrial	13.3%
Technology	11.9%
Consumer, Cyclical	9.5%
Energy	5.0%
Utilities	4.5%
Basic Materials	3.0%
Total Common Stocks	99.6%
Short-Term Investments	0.7%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.6%
	BASIC MATERIALS – 2.0%
3,608	Dow Chemical Co.[1]	$185,307
19,121	Ferroglobe PLC1 2	174,383
4,134	OMNOVA Solutions, Inc.*	28,483
7,998	Steel Dynamics, Inc.	197,471
		585,644
	COMMUNICATIONS – 12.0%
2,838	AMC Networks, Inc. - Class A*	181,462
8,543	ARRIS International PLC* 2	205,886
14,157	Bankrate, Inc.* 1	128,687
8,990	Ciena Corp.* 1	156,965
5,208	Cogent Communications Holdings, Inc.[1]	207,383
8,511	Comtech Telecommunications Corp.[1]	196,094
21,721	DHI Group, Inc.* 1	153,133
7,561	Discovery Communications, Inc. - Class C* 1	202,408
8,063	EarthLink Holdings Corp.[1]	52,893
22,857	Etsy, Inc.*	211,427
10,794	Gannett Co., Inc.	168,602
9,619	Houghton Mifflin Harcourt Co.* 1	165,447
3,973	IAC/InterActiveCorp[1]	222,011
27,106	Intralinks Holdings, Inc.* 1	212,511
5,016	NETGEAR, Inc.* 1	225,720
11,073	Numerex Corp. - Class A*	83,048
4,403	Shutterfly, Inc.*	212,665
4,520	Starz - Class A*	122,040
7,561	Telephone & Data Systems, Inc.	217,681
19,980	Windstream Holdings, Inc.	167,632
		3,493,695
	CONSUMER, CYCLICAL – 12.9%
7,030	Allison Transmission Holdings, Inc.[1]	197,473
10,942	Boyd Gaming Corp.* 1	206,913
15,879	Chico's FAS, Inc.[1]	172,287
773	Core-Mark Holding Co., Inc.	66,184
17,282	Crocs, Inc.* 1	170,055
5,672	Essendant, Inc.[1]	174,641
5,232	GNC Holdings, Inc. - Class A1	136,294
1,568	Home Depot, Inc.[1]	207,164
8,696	Iconix Brand Group, Inc.*	67,046
5,678	Ingram Micro, Inc. - Class A1	196,629
13,616	Isle of Capri Casinos, Inc.* 1	216,358
2,472	Lowe's Cos., Inc.[1]	198,081
3,265	Macy's, Inc.	108,431
1,412	McDonald's Corp.[1]	172,349

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
11,483	Pinnacle Entertainment, Inc.*	$129,299
3,308	Ross Stores, Inc.	176,647
24,153	Scientific Games Corp. - Class A*	236,458
1,100	Scotts Miracle-Gro Co. - Class A	76,450
10,699	SkyWest, Inc.[1]	252,496
12,628	Titan Machinery, Inc.*	134,741
1,009	Visteon Corp.	75,655
14,479	Wabash National Corp.*	205,312
2,380	Yum! Brands, Inc.[1]	195,374
		3,772,337
	CONSUMER, NON-CYCLICAL – 19.7%
8,146	Aaron's, Inc.[1]	204,465
7,683	Acorda Therapeutics, Inc.* 1	218,581
11,679	Aduro Biotech, Inc.* 1	143,535
1,642	AmerisourceBergen Corp.[1]	123,117
389	Anthem, Inc.	51,410
12,929	Ascent Capital Group, Inc. - Class A* 1	242,289
6,180	Avis Budget Group, Inc.* 1	185,400
11,377	Civitas Solutions, Inc.*	247,450
5,593	Cytokinetics, Inc.*	45,583
11,678	Depomed, Inc.* 1	238,581
17,003	Epizyme, Inc.* 1	188,053
883	Express Scripts Holding Co.*	66,711
2,271	Fresh Del Monte Produce, Inc.[2]	118,932
1,210	Global Payments, Inc.	94,005
4,610	HeartWare International, Inc.* 1	135,534
4,737	Heidrick & Struggles International, Inc.	87,445
7,000	Hertz Global Holdings, Inc.*	67,830
4,823	Hologic, Inc.* 1	165,959
984	Humana, Inc.	169,750
12,005	ImmunoGen, Inc.*	67,708
4,589	Ingles Markets, Inc. - Class A1	171,078
16,415	Innoviva, Inc.	185,161
3,607	Insperity, Inc.[1]	259,596
4,788	Ionis Pharmaceuticals, Inc.* 1	108,640
3,877	Kroger Co.	138,641
1,574	Lancaster Colony Corp.	190,816
1,047	McKesson Corp.[1]	191,748
15,018	Rent-A-Center, Inc.	197,787
16,656	RPX Corp.*	167,393
7,152	Service Corp. International[1]	195,965
8,658	SP Plus Corp.* 1	193,247
3,999	Sysco Corp.	192,392

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
6,437	Tenet Healthcare Corp.* 1	$186,287
1,353	Total System Services, Inc.	72,656
2,094	Travelport Worldwide Ltd.[2]	27,725
14,295	Weight Watchers International, Inc.* 1	216,712
1,972	WellCare Health Plans, Inc.* 1	200,000
		5,758,182
	ENERGY – 2.7%
3,171	Apache Corp.[1]	181,191
7,849	Archrock, Inc.	59,888
1,101	Murphy USA, Inc.*	74,857
2,335	Schlumberger Ltd.1 2	178,160
4,062	Viper Energy Partners LP1	78,722
25,911	Westmoreland Coal Co.* 1	209,620
		782,438
	FINANCIAL – 19.0%
1,978	Ameriprise Financial, Inc.[1]	201,103
2,244	Assurant, Inc.	196,103
1,845	Bank of Marin Bancorp	93,781
4,462	BBCN Bancorp, Inc.	72,552
19,163	Capstead Mortgage Corp. - REIT	185,115
16,098	CBL & Associates Properties, Inc. - REIT	154,863
10,277	CNO Financial Group, Inc.	208,520
5,403	CubeSmart - REIT	172,031
19,571	DiamondRock Hospitality Co. - REIT[1]	174,965
1,993	Digital Realty Trust, Inc. - REIT	190,232
2,056	Discover Financial Services	116,801
2,900	Equity Residential - REIT[1]	200,709
9,030	Hersha Hospitality Trust - REIT[1]	160,012
11,340	Host Hotels & Resorts, Inc. - REIT[1]	174,636
1,563	Jones Lang LaSalle, Inc.[1]	184,215
946	JPMorgan Chase & Co.	61,745
3,112	Lamar Advertising Co. - Class A - REIT[1]	202,436
5,235	LPL Financial Holdings, Inc.	146,004
1,898	MasterCard, Inc. - Class A1	182,018
17,032	Nationstar Mortgage Holdings, Inc.*	217,328
16,824	New Mountain Finance Corp.	211,646
3,889	Old Republic International Corp.	74,513
4,526	Principal Financial Group, Inc.[1]	201,679
2,356	PS Business Parks, Inc. - REIT[1]	232,608
671	Public Storage - REIT[1]	170,239
5,518	Realogy Holdings Corp.* 1	180,990
8,824	RLJ Lodging Trust - REIT[1]	180,804

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
873	Simon Property Group, Inc. - REIT[1]	$172,540
2,943	State Street Corp.[1]	185,586
2,361	Taubman Centers, Inc. - REIT[1]	161,894
2,835	Voya Financial, Inc.	93,158
3,422	Wells Fargo & Co.	173,564
27,177	Westfield Financial, Inc.	209,535
		5,543,925
	INDUSTRIAL – 12.9%
1,445	AECOM* 1	46,399
2,907	Aegion Corp.*	58,111
4,051	Altra Industrial Motion Corp.[1]	109,539
4,038	Applied Industrial Technologies, Inc.[1]	182,518
8,191	ArcBest Corp.	141,131
2,589	C.H. Robinson Worldwide, Inc.[1]	194,123
4,195	Covanta Holding Corp.	69,931
1,627	Crane Co.	93,390
5,058	Ducommun, Inc.*	85,480
10,192	DXP Enterprises, Inc.*	141,465
3,651	EMCOR Group, Inc.[1]	173,605
685	FedEx Corp.	113,004
5,440	Harsco Corp.	35,795
5,910	Hub Group, Inc. - Class A*	236,518
2,003	Illinois Tool Works, Inc.[1]	212,378
5,789	Kennametal, Inc.[1]	141,715
2,618	Landstar System, Inc.[1]	177,631
1,996	Methode Electronics, Inc.	58,902
4,522	Nortek, Inc.* 1	222,799
10,687	Olympic Steel, Inc.[1]	253,389
11,792	Owens-Illinois, Inc.* 1	222,869
1,365	Raytheon Co.	177,000
8,925	Roadrunner Transportation Systems, Inc.*	71,846
3,126	Rofin-Sinar Technologies, Inc.*	99,876
1,038	Sturm Ruger & Co., Inc.	68,747
2,425	Tech Data Corp.*	183,257
2,414	Wabtec Corp.[1]	186,795
		3,758,213
	TECHNOLOGY – 6.2%
20,144	Brocade Communications Systems, Inc.[1]	182,505
2,122	Cognizant Technology Solutions Corp. - Class A*	130,376
5,417	Computer Sciences Corp.[1]	266,516
3,227	Fairchild Semiconductor International, Inc.*	64,121
3,812	Leidos Holdings, Inc.[1]	188,313

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
2,955	MTS Systems Corp.[1]	$141,249
5,771	NetApp, Inc.	147,334
5,127	NVIDIA Corp.[1]	239,533
9,242	Rackspace Hosting, Inc.* 1	231,050
6,898	Tessera Technologies, Inc.[1]	222,598
		1,813,595
	UTILITIES – 4.2%
16,605	AES Corp.[1]	184,149
2,213	Entergy Corp.[1]	168,011
6,350	MDU Resources Group, Inc.[1]	145,225
3,597	NiSource, Inc.[1]	85,824
5,505	NRG Energy, Inc.	90,172
9,017	Spark Energy, Inc. - Class A1	271,322
21,980	Talen Energy Corp.* 1	252,770
677	Unitil Corp.	26,823
		1,224,296
	TOTAL COMMON STOCKS (Cost $24,520,342)	26,732,325

Number of shares/ Principal Amount
	SHORT-TERM INVESTMENTS – 6.4%
155,724	GS Financial Square Money Market Fund, 0.16%[3]	155,724
$1,720,851	UMB Money Market Fiduciary, 0.01%[3]	1,720,851

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,876,575)	1,876,575

	TOTAL INVESTMENTS – 98.0% (Cost $26,396,917)	28,608,900
	Other Assets in Excess of Liabilities – 2.0%	578,316

	TOTAL NET ASSETS – 100.0%	$29,187,216

Number of Shares
	SECURITIES SOLD SHORT – 92.2%
	COMMON STOCKS – 92.2%
	BASIC MATERIALS – 4.1%
(3,172)	Albemarle Corp.	(249,002)
(2,229)	Compass Minerals International, Inc.	(173,750)
(4,265)	FMC Corp.	(202,545)
(6,438)	Freeport-McMoRan, Inc.	(71,333)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BASIC MATERIALS (Continued)
(7,376)	Southern Copper Corp.	$(192,145)
(4,196)	U.S. Silica Holdings, Inc.	(119,712)
(1,760)	Valspar Corp.	(190,643)
		(1,199,130)
	COMMUNICATIONS – 7.6%
(97)	Alphabet, Inc. - Class A*	(72,639)
(23,473)	Angie's List, Inc.*	(206,562)
(1,695)	Arista Networks, Inc.*	(124,227)
(881)	Charter Communications, Inc. - Class A*	(192,818)
(1,579)	Facebook, Inc. - Class A*	(187,601)
(3,464)	Level 3 Communications, Inc.*	(186,883)
(4,502)	Media General, Inc.*	(80,316)
(2,594)	Motorola Solutions, Inc.	(179,686)
(22,294)	ORBCOMM, Inc.*	(209,564)
(3,187)	RingCentral, Inc. - Class A*	(62,911)
(8,015)	Textura Corp.*	(208,390)
(10,556)	Twitter, Inc.*	(160,662)
(3,164)	Verizon Communications, Inc.	(161,048)
(1,979)	Walt Disney Co.	(196,356)
		(2,229,663)
	CONSUMER, CYCLICAL – 18.5%
(1,376)	Advance Auto Parts, Inc.	(211,684)
(1,043)	Allegiant Travel Co.	(144,998)
(6,328)	American Airlines Group, Inc.	(201,926)
(3,126)	Burlington Stores, Inc.*	(188,685)
(3,902)	Cabela's, Inc.*	(189,481)
(460)	Chipotle Mexican Grill, Inc.*	(203,302)
(3,273)	Choice Hotels International, Inc.	(148,529)
(7,675)	Conn's, Inc.*	(85,269)
(958)	Deckers Outdoor Corp.*	(50,381)
(1,920)	DineEquity, Inc.	(161,395)
(19,059)	Federal-Mogul Holdings Corp.*	(161,620)
(4,851)	Five Below, Inc.*	(203,063)
(3,400)	Fossil Group, Inc.*	(94,758)
(3,543)	G-III Apparel Group Ltd.*	(138,602)
(5,670)	Gaming and Leisure Properties, Inc. - REIT	(186,600)
(4,065)	Hilton Worldwide Holdings, Inc.	(84,471)
(904)	Interval Leisure Group, Inc.	(12,988)
(4,669)	iRobot Corp.*	(179,756)
(12,360)	Lumber Liquidators Holdings, Inc.*	(161,916)
(5,327)	Meritage Homes Corp.*	(194,382)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(4,990)	Motorcar Parts of America, Inc.*	$(149,500)
(13,015)	Noodles & Co.*	(122,081)
(12,385)	Party City Holdco, Inc.*	(172,647)
(590)	Polaris Industries, Inc.	(50,162)
(2,709)	Popeyes Louisiana Kitchen, Inc.*	(157,447)
(4,115)	Restoration Hardware Holdings, Inc.*	(136,865)
(3,664)	Spirit Airlines, Inc.*	(159,274)
(2,099)	Starwood Hotels & Resorts Worldwide, Inc.	(154,130)
(810)	Tesla Motors, Inc.*	(180,816)
(20,409)	TiVo, Inc.*	(203,070)
(23,142)	Tuesday Morning Corp.*	(157,366)
(480)	Ulta Salon Cosmetics & Fragrance, Inc.*	(111,845)
(5,378)	Under Armour, Inc. - Class A*	(202,912)
(1,136)	Virgin America, Inc.*	(63,593)
(775)	W.W. Grainger, Inc.	(176,971)
(1,965)	Wynn Resorts Ltd.	(188,994)
		(5,391,479)
	CONSUMER, NON-CYCLICAL – 17.0%
(1,427)	Agios Pharmaceuticals, Inc.*	(79,841)
(4,075)	Air Methods Corp.*	(138,020)
(2,946)	American Public Education, Inc.*	(83,254)
(2,342)	Anacor Pharmaceuticals, Inc.*	(232,561)
(22,909)	Apollo Education Group, Inc.*	(210,534)
(1,913)	B&G Foods, Inc.	(82,240)
(1,357)	Boston Beer Co., Inc. - Class A*	(210,878)
(8,529)	Catalent, Inc.*	(239,835)
(13,148)	Community Health Systems, Inc.*	(176,709)
(1,155)	Constellation Brands, Inc. - Class A	(176,888)
(8,868)	Healthways, Inc.*	(106,416)
(1,652)	Intercept Pharmaceuticals, Inc.*	(245,091)
(1,886)	Intrexon Corp.*	(57,976)
(302)	Intuitive Surgical, Inc.*	(191,682)
(6,215)	Ironwood Pharmaceuticals, Inc.*	(77,625)
(6,263)	McGrath RentCorp	(178,683)
(29,112)	MiMedx Group, Inc.*	(229,111)
(1,462)	Monster Beverage Corp.*	(219,300)
(4,384)	Pacira Pharmaceuticals, Inc.*	(203,900)
(13,863)	PFSweb, Inc.*	(172,941)
(3,333)	Reynolds American, Inc.	(165,650)
(1,995)	S&P Global, Inc.	(223,061)
(2,950)	Spark Therapeutics, Inc.*	(165,053)
(6,063)	Sprouts Farmers Market, Inc.*	(150,120)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(19,891)	T2 Biosystems, Inc.*	$(171,460)
(3,785)	Team Health Holdings, Inc.*	(181,566)
(6,028)	Team, Inc.*	(182,769)
(4,941)	TESARO, Inc.*	(228,768)
(6,273)	Tumi Holdings, Inc.*	(168,305)
		(4,950,237)
	ENERGY – 3.9%
(3,360)	Anadarko Petroleum Corp.	(174,250)
(4,188)	Cheniere Energy, Inc.*	(134,560)
(16,312)	EnLink Midstream LLC	(255,609)
(7,807)	Flotek Industries, Inc.*	(91,810)
(5,226)	ONEOK, Inc.	(226,025)
(10,027)	Pattern Energy Group, Inc.	(218,388)
(8,176)	Synergy Resources Corp.*	(49,383)
		(1,150,025)
	FINANCIAL – 18.6%
(5,164)	Acacia Research Corp.	(26,646)
(3,649)	American Campus Communities, Inc. - REIT	(171,576)
(5,752)	Artisan Partners Asset Management, Inc. - Class A	(187,975)
(4,107)	Bank of the Ozarks, Inc.	(159,803)
(4,841)	CareTrust REIT, Inc. - REIT	(64,821)
(2,678)	EPR Properties - REIT	(190,888)
(5,818)	Equity One, Inc. - REIT	(171,398)
(1,481)	FBL Financial Group, Inc. - Class A	(93,170)
(22,956)	Gramercy Property Trust - REIT	(204,997)
(28,233)	Green Bancorp, Inc.*	(234,616)
(6,440)	Hudson Pacific Properties, Inc. - REIT	(181,028)
(663)	Intercontinental Exchange, Inc.	(179,753)
(7,794)	Kennedy-Wilson Holdings, Inc.	(166,168)
(6,049)	Kite Realty Group Trust - REIT	(162,537)
(13,939)	Medical Properties Trust, Inc. - REIT	(204,903)
(22,233)	MGIC Investment Corp.*	(156,743)
(8,292)	New York REIT, Inc. - REIT	(75,706)
(12,910)	NorthStar Realty Finance Corp. - REIT	(174,285)
(14,117)	PennyMac Mortgage Investment Trust - REIT	(217,261)
(6,798)	PHH Corp.*	(97,075)
(3,498)	Pinnacle Financial Partners, Inc.	(172,032)
(11,883)	Real Industry, Inc.*	(80,507)
(2,784)	Realty Income Corp. - REIT	(167,291)
(1,266)	RLI Corp.	(83,695)
(7,999)	Sabra Health Care REIT, Inc. - REIT	(167,499)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(10,997)	Seacoast Banking Corp. of Florida*	$(185,189)
(3,974)	ServisFirst Bancshares, Inc.	(206,807)
(15,264)	Spirit Realty Capital, Inc. - REIT	(174,773)
(10,569)	St. Joe Co.*	(183,689)
(6,891)	Sterling Bancorp	(113,426)
(5,520)	Stifel Financial Corp.*	(208,546)
(9,009)	Triangle Capital Corp.	(168,018)
(9,013)	Urstadt Biddle Properties, Inc. - REIT	(190,715)
(3,651)	WageWorks, Inc.*	(204,639)
		(5,428,175)
	INDUSTRIAL – 12.6%
(8,106)	Advanced Drainage Systems, Inc.	(197,057)
(3,173)	Aerovironment, Inc.*	(91,414)
(2,870)	AZZ, Inc.	(169,387)
(16,400)	CAI International, Inc.*	(125,952)
(1,893)	Caterpillar, Inc.	(137,262)
(3,775)	CIRCOR International, Inc.	(211,551)
(4,768)	Covenant Transportation Group, Inc. - Class A*	(101,749)
(18,378)	Fortress Transportation & Infrastructure Investors LLC	(190,764)
(25,769)	Gener8 Maritime, Inc.* 2	(186,310)
(4,033)	Generac Holdings, Inc.*	(152,891)
(2,976)	Genesee & Wyoming, Inc. - Class A*	(178,768)
(2,379)	ITT, Inc.	(84,478)
(2,024)	Kansas City Southern	(188,434)
(5,741)	KLX, Inc.*	(188,822)
(6,893)	LSB Industries, Inc.*	(90,643)
(3,229)	Old Dominion Freight Line, Inc.*	(207,786)
(1,871)	Orbital ATK, Inc.	(162,833)
(3,557)	Proto Labs, Inc.*	(234,051)
(10,689)	Sparton Corp.*	(207,474)
(1,482)	Stericycle, Inc.*	(145,221)
(1,580)	Trex Co., Inc.*	(71,369)
(9,679)	Twin Disc, Inc.	(92,918)
(3,655)	Universal Display Corp.*	(245,433)
		(3,662,567)
	TECHNOLOGY – 6.4%
(5,836)	Cvent, Inc.*	(208,987)
(5,530)	Demandware, Inc.*	(265,385)
(6,373)	Envestnet, Inc.*	(215,344)
(17,570)	Micron Technology, Inc.*	(223,490)
(5,860)	PTC, Inc.*	(209,436)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(15,566)	Silver Spring Networks, Inc.*	$(203,136)
(5,256)	Super Micro Computer, Inc.*	(137,918)
(1,088)	Ultimate Software Group, Inc.*	(222,474)
(9,725)	Veeco Instruments, Inc.*	(173,008)
		(1,859,178)
	UTILITIES – 3.5%
(2,256)	Atmos Energy Corp.	(164,463)
(10,947)	Dynegy, Inc.*	(206,242)
(5,221)	New Jersey Resources Corp.	(183,518)
(6,343)	Questar Corp.	(159,907)
(2,402)	Spire, Inc.	(152,719)
(2,774)	WEC Energy Group, Inc.	(166,828)
		(1,033,677)
	TOTAL COMMON STOCKS (Proceeds $25,031,327)	(26,904,131)

	TOTAL SECURITIES SOLD SHORT (Proceeds $25,031,327)	$(26,904,131)

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	19.7%
Financial	19.0%
Consumer, Cyclical	12.9%
Industrial	12.9%
Communications	12.0%
Technology	6.2%
Utilities	4.2%
Energy	2.7%
Basic Materials	2.0%
Total Common Stocks	91.6%
Short-Term Investments	6.4%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.7%
	BASIC MATERIALS – 6.9%
16,751	Clearwater Paper Corp.*	$1,048,780
10,570	Coeur Mining, Inc.*	79,592
28,485	Neenah Paper, Inc.	1,976,574
86,023	PH Glatfelter Co.	1,763,471
33,479	Stepan Co.	1,931,404
		6,799,821
	COMMUNICATIONS – 3.6%
51,620	Entercom Communications Corp. - Class A	655,574
40,000	Ixia*	406,400
5,458	Reis, Inc.	127,826
41,101	Sonus Networks, Inc.*	376,485
114,657	XO Group, Inc.*	1,941,143
		3,507,428
	CONSUMER, CYCLICAL – 10.7%
10,459	American Woodmark Corp.*	844,669
29,967	Columbia Sportswear Co.	1,593,346
49,064	Culp, Inc.	1,348,769
61,815	Isle of Capri Casinos, Inc.*	982,240
51,347	Marine Products Corp.	444,665
49,902	Monarch Casino & Resort, Inc.*	1,053,930
5,053	ScanSource, Inc.*	193,934
38,450	SkyWest, Inc.	907,420
69,599	Superior Industries International, Inc.	1,888,917
129,600	West Marine, Inc.*	1,189,728
		10,447,618
	CONSUMER, NON-CYCLICAL – 21.0%
11,110	ABIOMED, Inc.*	1,103,334
82,659	Achillion Pharmaceuticals, Inc.*	772,862
1,289	BioTelemetry, Inc.*	22,454
28,552	Bright Horizons Family Solutions, Inc.*	1,849,884
89,820	Civitas Solutions, Inc.*	1,953,585
36,140	Hackett Group, Inc.	528,367
18,935	ICU Medical, Inc.*	1,969,051
17,876	INC Research Holdings, Inc. - Class A*	777,785
19,170	J&J Snack Foods Corp.	2,022,435
57,106	James River Group Holdings Ltd.[1]	2,018,697
24,000	Kforce, Inc.	448,800
16,167	Korn/Ferry International	466,418
7,448	LHC Group, Inc.*	312,816
3,758	Magellan Health, Inc.*	248,967
35,817	Navigant Consulting, Inc.*	570,565
74,931	Nutraceutical International Corp.*	1,775,115

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
71,453	SpartanNash Co.	$2,122,869
9,515	Sucampo Pharmaceuticals, Inc. - Class A*	111,896
115,794	Travelport Worldwide Ltd.[1]	1,533,113
		20,609,013
	ENERGY – 0.2%
17,164	FutureFuel Corp.	191,035

	FINANCIAL – 22.0%
30,476	AMERISAFE, Inc.	1,850,807
53,397	Beneficial Bancorp, Inc.*	735,277
74,722	Brookline Bancorp, Inc.	869,017
7,440	Central Pacific Financial Corp.	178,337
135,430	Charter Financial Corp.	1,798,510
107,580	Dime Community Bancshares, Inc.	1,975,169
7,855	Ellie Mae, Inc.*	665,397
37,487	EMC Insurance Group, Inc.	1,001,653
18,033	Employers Holdings, Inc.	538,285
6,528	Enterprise Financial Services Corp.	186,701
66,456	Essent Group Ltd.* 1	1,452,728
3,403	Federal Agricultural Mortgage Corp. - Class C	122,746
33,895	GAMCO Investors, Inc. - Class A	1,242,930
46,037	Guaranty Bancorp	736,592
154,711	Hallmark Financial Services, Inc.*	1,511,526
11,968	Heartland Financial USA, Inc.	420,077
17,447	Independent Bank Corp.	258,913
9,028	Marcus & Millichap, Inc.*	229,492
15,797	OneBeacon Insurance Group Ltd. - Class A1	205,677
18,089	Preferred Bank/Los Angeles CA	595,490
51,321	Pzena Investment Management, Inc. - Class A	449,059
17,738	Republic Bancorp, Inc. - Class A	491,875
30,323	Saul Centers, Inc. - REIT	1,703,546
50,203	Selective Insurance Group, Inc.	1,865,041
25,377	Sun Bancorp, Inc.*	526,573
		21,611,418
	INDUSTRIAL – 18.4%
12,310	Advanced Energy Industries, Inc.*	469,873
78,614	Air Transport Services Group, Inc.*	994,467
151,846	AVX Corp.	2,096,993
14,623	Coherent, Inc.*	1,383,628
43,763	CTS Corp.	782,483
50,845	ESCO Technologies, Inc.	2,047,528
22,560	Fabrinet* 1	800,880

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
38,124	Headwaters, Inc.*	$723,975
4,853	HEICO Corp.	322,967
31,600	John Bean Technologies Corp.	1,917,488
5,565	Kadant, Inc.	276,914
6,101	Littelfuse, Inc.	698,748
64,784	Mistras Group, Inc.*	1,607,291
123,230	NCI Building Systems, Inc.*	1,984,003
23,675	Rexnord Corp.*	491,020
45,643	Summit Materials, Inc. - Class A*	992,735
5,929	Universal Forest Products, Inc.	497,680
		18,088,673
	TECHNOLOGY – 10.9%
109,240	Amkor Technology, Inc.*	689,304
67,424	Brooks Automation, Inc.	740,316
12,760	CACI International, Inc. - Class A*	1,285,825
63,148	Cohu, Inc.	745,147
41,492	Digi International, Inc.*	458,072
42,443	EMCORE Corp.*	240,227
4,130	Mentor Graphics Corp.	88,547
25,916	Mercury Systems, Inc.*	550,715
16,519	Nanometrics, Inc.*	307,584
70,436	Progress Software Corp.*	1,854,580
54,488	RealPage, Inc.*	1,185,114
6,728	Science Applications International Corp.	367,147
14,637	Stratasys Ltd.* 1	334,016
61,212	Sykes Enterprises, Inc.*	1,825,342
		10,671,936
	UTILITIES – 4.0%
33,294	Connecticut Water Service, Inc.	1,605,770
12,091	IDACORP, Inc.	885,182
38,394	Middlesex Water Co.	1,418,658
		3,909,610
	TOTAL COMMON STOCKS (Cost $89,930,062)	95,836,552

	TOTAL INVESTMENTS – 97.7% (Cost $89,930,062)	95,836,552
	Other Assets in Excess of Liabilities – 2.3%	2,215,898

	TOTAL NET ASSETS – 100.0%	$98,052,450

REIT – Real Estate Investment Trust

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	22.0%
Consumer, Non-cyclical	21.0%
Industrial	18.4%
Technology	10.9%
Consumer, Cyclical	10.7%
Basic Materials	6.9%
Utilities	4.0%
Communications	3.6%
Energy	0.2%
Total Common Stocks	97.7%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.8%
	BASIC MATERIALS – 5.1%
9,525	Dow Chemical Co.	$489,204
8,363	International Paper Co.	352,584
10,650	Steel Dynamics, Inc.	262,949
		1,104,737
	COMMUNICATIONS – 8.3%
17,589	AT&T, Inc.	688,609
14,438	Cisco Systems, Inc.	419,424
7,238	Thomson Reuters Corp.[1]	304,358
7,613	Verizon Communications, Inc.	387,502
		1,799,893
	CONSUMER, CYCLICAL – 6.1%
8,175	General Motors Co.	255,714
4,012	Home Depot, Inc.	530,065
7,500	Wal-Mart Stores, Inc.	530,850
		1,316,629
	CONSUMER, NON-CYCLICAL – 22.0%
6,113	Abbott Laboratories	242,258
6,113	AbbVie, Inc.	384,691
6,113	Altria Group, Inc.	389,031
2,287	Eli Lilly & Co.	171,594
5,325	Johnson & Johnson	600,074
4,762	KAR Auction Services, Inc.	195,432
3,262	Kimberly-Clark Corp.	414,405
11,400	Merck & Co., Inc.	641,364
19,014	Pfizer, Inc.	659,786
4,950	Philip Morris International, Inc.	488,466
6,863	Procter & Gamble Co.	556,178
		4,743,279
	ENERGY – 7.1%
3,825	Chevron Corp.	386,325
5,512	Exxon Mobil Corp.	490,678
5,362	Marathon Petroleum Corp.	186,758
3,825	Occidental Petroleum Corp.	288,558
2,475	Schlumberger Ltd.[1]	188,843
		1,541,162
	FINANCIAL – 28.7%
4,762	Aflac, Inc.	330,769
4,387	American Financial Group, Inc.	321,479
3,637	Ameriprise Financial, Inc.	369,774
5,512	Arthur J. Gallagher & Co.	266,395
975	BlackRock, Inc.	354,754

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,200	CME Group, Inc.	$411,138
11,813	Fifth Third Bancorp	222,911
5,137	HCP, Inc. - REIT	168,853
7,988	Invesco Ltd.[1]	250,823
10,838	JPMorgan Chase & Co.	707,396
6,675	Liberty Property Trust - REIT	249,111
5,700	Marsh & McLennan Cos., Inc.	376,599
4,950	MetLife, Inc.	225,473
2,287	PNC Financial Services Group, Inc.	205,235
8,963	Prologis, Inc. - REIT	426,012
4,575	Prudential Financial, Inc.	362,569
7,988	U.S. Bancorp	342,046
12,188	Wells Fargo & Co.	618,175
		6,209,512
	INDUSTRIAL – 9.9%
1,920	Crane Co.	110,208
6,188	Eaton Corp. PLC[1]	381,367
3,262	Emerson Electric Co.	169,689
20,139	General Electric Co.	608,802
2,475	Lockheed Martin Corp.	584,669
3,233	Norfolk Southern Corp.	271,766
		2,126,501
	TECHNOLOGY – 8.1%
4,387	Fidelity National Information Services, Inc.	325,822
22,126	HP, Inc.	296,046
11,213	Intel Corp.	354,219
9,338	Microsoft Corp.	494,914
5,212	QUALCOMM, Inc.	286,243
		1,757,244
	UTILITIES – 2.5%
4,762	American Electric Power Co., Inc.	308,244
7,125	FirstEnergy Corp.	233,771
		542,015
	TOTAL COMMON STOCKS (Cost $19,559,135)	21,140,972

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.3%
$493,917	UMB Money Market Fiduciary, 0.01%[2]	$493,917

	TOTAL SHORT-TERM INVESTMENTS (Cost $493,917)	493,917

	TOTAL INVESTMENTS – 100.1% (Cost $20,053,052)	21,634,889
	Liabilities in Excess of Other Assets – (0.1)%	(20,690)

	TOTAL NET ASSETS – 100.0%	$21,614,199

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SUMMARY OF INVESTMENTS
As of May 31, 2016

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	28.7%
Consumer, Non-cyclical	22.0%
Industrial	9.9%
Communications	8.3%
Technology	8.1%
Energy	7.1%
Consumer, Cyclical	6.1%
Basic Materials	5.1%
Utilities	2.5%
Total Common Stocks	97.8%
Short-Term Investments	2.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2016 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Assets:
Investments, at value (cost $38,967,718 and $26,396,917, respectively)	$45,470,737	$28,608,900
Cash at segregated custodian	-	4,086
Cash deposited with broker for securities sold short	-	27,497,874
Receivables:
Fund shares sold	-	38,458
Dividends and interest	103,201	17,815
Prepaid expenses	16,017	22,197
Total assets	45,589,955	56,189,330

Liabilities:
Securities sold short, at value (proceeds $0 and $25,031,327, respectively)	-	26,904,131
Payables:
Investment securities purchased	112,905	-
Due to custodian	-	139
Dividends on securities sold short and interest expense	-	13,222
Fund shares redeemed	39,428	32,932
Advisory fees	32,871	13,519
Distribution fees (Note 7)	20,222	5,935
Auditing fees	9,765	8,618
Fund administration fees	8,499	5,961
Fund accounting fees	5,985	6,292
Transfer agent fees and expenses	5,840	3,819
Custody fees	4,335	1,555
Chief Compliance Officer fees	2,714	492
Accrued other expenses	10,892	5,499
Total liabilities	253,456	27,002,114
Net Assets	$45,336,499	$29,187,216

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$37,747,459	$41,463,060
Accumulated net investment income (loss)	23,230	(531,797)
Accumulated net realized gain (loss) on investments	1,062,791	(12,083,226)
Net unrealized appreciation (depreciation) on:
Investments	6,503,019	2,211,983
Securities sold short	-	(1,872,804)
Net Assets	$45,336,499	$29,187,216

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$29,243,564	$28,128,134
Shares of beneficial interest issued and outstanding	1,292,674	1,955,547
Redemption price per share	$22.62	$14.38
Maximum sales charge (5.75% of offering price)[1]	1.38	0.88
Maximum offering price per share	$24.00	$15.26
Class C Shares:
Net assets applicable to shares outstanding	$16,092,935	$1,059,082
Shares of beneficial interest issued and outstanding	774,458	78,099
Offering and redemption price per share[2]	$20.78	$13.56

[1]	On sales of $50,000 or more, the sales charge will be reduced.
[2]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% of any shares sold during months 13-18.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2016 (Unaudited)

	Small-Cap	Dividend
	Core Fund	Fund
Assets:
Investments, at value (cost $89,930,062 and $20,053,052, respectively)	$95,836,552	$21,634,889
Receivables:
Investment securities sold	9,464,914	256,149
Fund shares sold	15,195	28,247
Dividends and interest	80,238	70,598
Prepaid expenses	37,202	9,423
Total assets	105,434,101	21,999,306

Liabilities:
Payables:
Investment securities purchased	6,934,844	271,764
Due to custodian	189,006	-
Fund shares redeemed	128,004	45,409
Advisory fees	55,924	3,863
Distribution fees (Note 7)	23,710	4,341
Transfer agent fees and expenses	11,139	3,774
Fund administration fees	9,143	5,728
Auditing fees	8,688	9,234
Fund accounting fees	6,420	4,850
Custody fees	2,796	5,362
Legal fees	1,750	4,049
Chief Compliance Officer fees	589	1,551
Offering costs - Advisor	-	23,081
Accrued other expenses	9,638	2,101
Total liabilities	7,381,651	385,107

Net Assets	$98,052,450	$21,614,199

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$96,021,382	$20,188,138
Accumulated net investment income (loss)	(303,855)	84,649
Accumulated net realized loss on investments	(3,571,567)	(240,425)
Net unrealized appreciation on investments	5,906,490	1,581,837
Net Assets	$98,052,450	$21,614,199

Shares of beneficial interest issued and outstanding		1,268,537
Offering and redemption price per share		$17.04

Redemption price per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$90,711,474
Shares of beneficial interest issued and outstanding	3,933,779
Redemption price per share	$23.06
Class C Shares:
Net assets applicable to shares outstanding	$5,623,837
Shares of beneficial interest issued and outstanding	248,236
Redemption price per share[1]	$22.66
Class I Shares:
Net assets applicable to shares outstanding	$1,717,139
Shares of beneficial interest issued and outstanding	73,974
Redemption price per share	$23.21

[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% of any shares sold during months 13-18 after the date of purchase.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2016 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,013 and $0, respectively)	$530,474	$145,413
Interest	12	297
Total investment income	530,486	145,710

Expenses:
Advisory fees	217,725	104,975
Distribution fees - Class C (Note 7)	78,166	4,350
Distribution fees - Class A (Note 7)	40,938	22,651
Fund administration fees	24,874	22,242
Transfer agent fees and expenses	20,639	16,388
Fund accounting fees	19,192	24,799
Registration fees	16,107	14,237
Custody fees	11,616	10,379
Auditing fees	9,751	8,751
Legal fees	7,237	7,001
Shareholder reporting fees	6,165	3,445
Chief Compliance Officer fees	4,075	2,392
Miscellaneous	3,973	2,526
Trustees' fees and expenses	3,220	3,220
Insurance fees	644	601
Dividends on securities sold short	-	146,371
Interest expense	-	92,432
Total expenses	464,322	486,760
Advisory fees waived	(6,737)	(87,393)
Other expenses absorbed	-	-
Net expenses	457,585	399,367
Net investment income (loss)	72,901	(253,657)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain on:
Investments	1,145,550	214,996
Securities sold short	-	593,269
Net realized gain	1,145,550	808,265

Net change in unrealized appreciation/depreciation on:
Investments	(1,883,122)	2,397,522
Securities sold short	-	(2,105,254)
Net change in unrealized appreciation/depreciation	(1,883,122)	292,268
Net realized and unrealized gain (loss) on investments and securities sold short	(737,572)	1,100,533

Net Increase (Decrease) in Net Assets from Operations	$(664,671)	$846,876

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2016 (Unaudited)

	Small-Cap	Dividend
	Core Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $597, respectively)	$654,666	$263,833
Interest	91	31
Total investment income	654,757	263,864

Expenses:
Advisory fees	457,443	61,902
Distribution fees - Investor Class (Note 7)	116,199	19,262
Transfer agent fees and expenses	60,596	11,574
Fund administration fees	51,512	20,166
Fund accounting fees	29,890	14,807
Distribution fees - Class C (Note 7)	29,677	-
Registration fees	27,487	11,843
Shareholder reporting fees	22,958	3,911
Custody fees	13,942	4,239
Auditing fees	8,751	8,751
Miscellaneous fees	3,941	2,237
Legal fees	3,380	5,044
Trustees' fees and expenses	3,221	3,220
Chief Compliance Officer fees	2,365	2,392
Insurance fees	680	594
Total expenses	832,042	169,942
Advisory fees waived	(107,174)	(61,902)
Other expenses absorbed	-	(7,535)
Net expenses	724,868	100,505
Net investment income (loss)	(70,111)	163,359

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(2,998,268)	(195,078)
Net change in unrealized appreciation/depreciation on investments	(2,272,669)	1,462,000
Net realized and unrealized gain (loss) on investments	(5,270,937)	1,266,922

Net Increase (Decrease) in Net Assets from Operations	$(5,341,048)	$1,430,281

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Core Fund

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015

Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$72,901	$(44,909)
Net realized gain on investments	1,145,550	3,054,848
Net change in unrealized appreciation/depreciation on investments	(1,883,122)	(2,355,452)
Net increase (decrease) in net assets resulting from operations	(664,671)	654,487

Distributions to shareholders:
From net realized gains:
Class A	(2,150,643)	(1,761,104)
Class C	(954,522)	(869,124)
Total distributions to shareholders	(3,105,165)	(2,630,228)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,802,666	17,138,744
Class C	1,955,360	4,777,012
Reinvestment of distributions:
Class A	1,406,903	1,190,242
Class C	430,074	457,739
Cost of shares redeemed:
Class A1	(11,661,446)	(7,351,181)
Class C2	(1,205,843)	(2,303,985)
Net increase (decrease) in net assets from capital transactions	(6,272,286)	13,908,571

Total increase (decrease) in net assets	(10,042,122)	11,932,830

Net Assets:
Beginning of period	55,378,621	43,445,791
End of period	$45,336,499	$55,378,621

Accumulated net investment income (loss)	$23,230	$(49,671)

Capital Share Transactions:
Shares sold:
Class A	128,187	712,285
Class C	96,468	214,421
Shares reinvested:
Class A	63,288	50,391
Class C	20,990	20,769
Shares redeemed:
Class A	(546,035)	(309,010)
Class C	(60,781)	(103,372)
Net increase (decrease) in capital share transactions	(297,883)	585,484

[1]	Net of redemption fee proceeds of $2,142 and $8,450, respectively.
[2]	Net of redemption fee proceeds of $308 and $9, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Market Neutral Fund

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(253,657)	$(282,205)
Net realized gain on investments and securities sold short	808,265	1,168,783
Net change in unrealized appreciation/depreciation on investments
and securities sold short	292,268	(383,605)
Net increase in net assets resulting from operations	846,876	502,973

Capital Transactions:
Net proceeds from shares sold:
Class A	21,224,291	2,200,903
Class C	305,301	75,595
Cost of shares redeemed:
Class A1	(2,345,843)	(2,766,727)
Class C	(66,395)	(358,856)
Net increase (decrease) in net assets from capital transactions	19,117,354	(849,085)

Total increase (decrease) in net assets	19,964,230	(346,112)

Net Assets:
Beginning of period	9,222,986	9,569,098
End of period	$29,187,216	$9,222,986

Accumulated net investment loss	$(531,797)	$(278,140)

Capital Share Transactions:
Shares sold:
Class A	1,508,298	164,230
Class C	22,615	5,931
Shares redeemed:
Class A	(164,879)	(207,927)
Class C	(4,934)	(28,365)
Net increase (decrease) in capital share transactions	1,361,100	(66,131)

[1]	Net of redemption fee proceeds of $3,879 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Core Fund

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(70,111)	$(237,925)
Net realized loss on investments	(2,998,268)	(420,660)
Net change in unrealized appreciation/depreciation on investments	(2,272,669)	4,815,546
Net increase (decrease) in net assets resulting from operations	(5,341,048)	4,156,961

Distributions to shareholders:
From net realized gains:
Investor Class	-	(2,220,156)
Class C	-	(147,778)
Class I	-	(51,689)
Total distributions to shareholders	-	(2,419,623)

Capital Transactions:
Proceeds from shares sold:
Investor Class	26,528,280	63,669,317
Class C	343,976	5,115,349
Class I	825,508	2,224,214
Reinvestment of distributions:
Investor Class	-	2,048,428
Class C	-	143,862
Class I	-	51,688
Cost of shares redeemed:
Investor Class[1]	(26,707,819)	(19,912,788)
Class C2	(1,467,516)	(1,071,571)
Class I3	(2,087,449)	(323,309)
Net increase (decrease) in net assets from capital transactions	(2,565,020)	51,945,190

Total increase (decrease) in net assets	(7,906,068)	53,682,528

Net Assets:
Beginning of period	105,958,518	52,275,990
End of period	$98,052,450	$105,958,518

Accumulated net investment loss	$(303,855)	$(233,744)

Capital Share Transactions:
Shares sold
Investor Class	1,193,954	2,646,322
Class C	15,897	215,958
Class I	37,234	92,446
Shares reinvested
Investor Class	-	89,101
Class C	-	6,299
Class I	-	2,243
Shares redeemed
Investor Class	(1,210,527)	(840,965)
Class C	(69,012)	(45,379)
Class I	(92,479)	(13,594)
Net increase (decrease) in capital share transactions	(124,933)	2,152,431

[1]	Net of redemption fee proceeds of $12,825 and $4,504, respectively.
[2]	Net of redemption fee proceeds of $5 and $27, respectively.
[3]	Net of redemption fee proceeds of $1,831 and $690, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Dividend Fund

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$163,359	$200,849
Net realized gain (loss) on investments	(195,078)	47,941
Net change in unrealized appreciation/depreciation on investments	1,462,000	(387,525)
Net increase (decrease) in net assets resulting from operations	1,430,281	(138,735)

Distributions to shareholders:
From net investment income	(106,923)	(188,727)
From net realized gains	(96,249)	(21,728)
Total distributions to shareholders	(203,172)	(210,455)

Capital Transactions:
Proceeds from shares sold	12,125,017	3,543,297
Reinvestment of distributions	196,123	208,494
Cost of shares redeemed[1]	(1,730,505)	(4,969,146)
Net increase (decrease) in net assets from capital transactions	10,590,635	(1,217,355)

Total increase (decrease) in net assets	11,817,744	(1,566,545)

Net Assets:
Beginning of period	9,796,455	11,363,000
End of period	$21,614,199	$9,796,455

Accumulated net investment income	$84,649	$28,213

Capital Share Transactions:
Shares sold	776,486	209,939
Shares reinvested	12,086	12,658
Shares redeemed	(106,852)	(297,763)
Net increase (decrease) in capital share transactions	681,720	(75,166)

[1]	Net of redemption fee proceeds of $1,731 and $41, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 2016 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$846,876
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(30,098,698)
Sale of investment securities	14,562,201
Sale of short-term investment securities, net	(1,876,575)
Closed short sale transactions	(15,166,834)
Proceeds from short sale transactions	32,042,730
Increase in deposits with brokers for short sales	(18,234,977)
Increase in deposits with brokers for short sales	(8,172)
Decrease in receivables for investment securities sold	9,956
Decrease in due from Advisor	8,931
Increase in prepaid expenses	(14,469)
Decrease in due to custodian payable	(149,401)
Decrease in dividends on securities sold short and interest expense payable	(6,707)
Increase in accrued expenses	3,208
Net realized gain on investments	(766,412)
Net change in unrealized appreciation/depreciation on investments	(292,268)
Net cash used for operating activities	(19,140,611)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	21,524,003
Payment on shares redeemed	(2,379,306)
Net cash provided by financing activities	19,144,697

Net Increase in Cash	4,086

Cash:
Beginning balance	-
Ending balance	$4,086

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011
Net asset value, beginning of period	$23.95		$24.93	$21.90		$17.45		$15.50		$14.40
Income from Investment Operations:
Net investment income[2]	0.06		0.03	0.04		0.04		0.06		0.02
Net realized and unrealized gain (loss) on investments	(0.08)		0.45	2.99		4.43		1.89		1.08
Total from investment operations	(0.02)		0.48	3.03		4.47		1.95		1.10

Less Distributions:
From net investment income	-		-	-		(0.02)		-		-
From net realized gain	(1.31)		(1.47)	-		-		-		-
Total distributions	(1.31)		(1.47)	-		(0.02)		-		-

Redemption fee proceeds[2]	-	[3]	0.01	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$22.62		$23.95	$24.93		$21.90		$17.45		$15.50

Total return[4]	0.03%	[5]	2.04%	13.84%		25.65%		12.58%		7.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,244		$39,453	$29,752		$25,551		$19,002		$15,260

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%	[6]	1.68%	1.73%		1.86%		2.04%		2.02%
After fees waived and expenses absorbed	1.65%	[6]	1.65%	1.65%		1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.52%	[6]	0.10%	0.07%		(0.01%)		(0.04%)		(0.26%)
After fees waived and expenses absorbed	0.55%	[6]	0.13%	0.15%		0.20%		0.35%		0.11%

Portfolio turnover rate	19%	[5]	37%	46%		69%		50%		63%

[1]	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011
Net asset value, beginning of period	$22.19		$23.37		$20.69		$16.59		$14.85		$13.89
Income from Investment Operations:
Net investment loss[2]	(0.02)		(0.14)		(0.13)		(0.10)		(0.07)		(0.10)
Net realized and unrealized gain (loss) on investments	(0.08)		0.43		2.81		4.20		1.81		1.06
Total from investment operations	(0.10)		0.29		2.68		4.10		1.74		0.96

Less Distributions:
From net realized gain	(1.31)		(1.47)		-		-		-		-
Total distributions	(1.31)		(1.47)		-		-		-		-

Redemption fee proceeds[2]	-	[3]	-	[3]	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$20.78		$22.19		$23.37		$20.69		$16.59		$14.85

Total return[4]	(0.35%)	[5]	1.28%		12.95%		24.71%		11.72%		6.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,093		$15,926		$13,694		$12,032		$7,442		$5,404

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.43%	[6]	2.43%		2.48%		2.61%		2.79%		2.77%
After fees waived and expenses absorbed	2.40%	[6]	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.23%)	[6]	(0.65%)		(0.68%)		(0.76%)		(0.79%)		(1.01%)
After fees waived and expenses absorbed	(0.20%)	[6]	(0.62%)		(0.60%)		(0.55%)		(0.40%)		(0.64%)

Portfolio turnover rate	19%	[5]	37%		46%		69%		50%		63%

[1]	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Net asset value, beginning of period	$13.78		$13.02	$12.66		$13.69		$13.45	$12.91
Income from Investment Operations:
Net investment loss[1]	(0.19)		(0.40)	(0.32)		(0.33)		(0.36)	(0.35)
Net realized and unrealized gain (loss) on investments	0.79		1.16	0.68		(0.70)		0.60	0.89
Total from investment operations	0.60		0.76	0.36		(1.03)		0.24	0.54

Redemption fee proceeds[1]	-	[2]	-	-	[2]	-	[2]	-	-	[2]

Net asset value, end of period	$14.38		$13.78	$13.02		$12.66		$13.69	$13.45

Total return[3]	4.35%	[4]	5.84%	2.84%		(7.52%)		1.78%	4.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,128		$8,435	$8,540		$13,567		$33,726	$38,809

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.07%	[5]	6.79%	5.77%		4.93%		4.70%	4.52%
After fees waived and expenses absorbed	4.15%	[5]	4.65%	4.26%		4.37%		4.36%	4.22%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.54%)	[5]	(5.17%)	(4.00%)		(3.06%)		(2.99%)	(2.99%)
After fees waived and expenses absorbed	(2.62%)	[5]	(3.03%)	(2.49%)		(2.50%)		(2.65%)	(2.69%)

Portfolio turnover rate	88%	[4]	180%	144%		60%		80%	93%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Net asset value, beginning of period	$13.04		$12.42	$12.17	$13.26	$13.12	$12.69
Income from Investment Operations:
Net investment loss[1]	(0.22)		(0.48)	(0.40)	(0.41)	(0.45)	(0.44)
Net realized and unrealized gain (loss) on investments	0.74		1.10	0.65	(0.68)	0.59	0.87
Total from investment operations	0.52		0.62	0.25	(1.09)	0.14	0.43

Redemption fee proceeds[1]	-		-	-	-	-	-	[2]

Net asset value, end of period	$13.56		$13.04	$12.42	$12.17	$13.26	$13.12

Total return[3]	3.99%	[4]	4.99%	2.05%	(8.22%)	1.07%	3.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,059		$788	$1,029	$1,893	$3,774	$2,957

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.82%	[5]	7.54%	6.52%	5.68%	5.45%	5.27%
After fees waived and expenses absorbed	4.90%	[5]	5.40%	5.01%	5.12%	5.11%	4.97%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.29%)	[5]	(5.92%)	(4.75%)	(3.81%)	(3.74%)	(3.75%)
After fees waived and expenses absorbed	(3.37%)	[5]	(3.78%)	(3.24%)	(3.25%)	(3.40%)	(3.45%)

Portfolio turnover rate	88%	[4]	180%	144%	60%	80%	93%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012	For the Period June 30, 2011* through November 30, 2011
Net asset value, beginning of period	$24.21		$23.47		$23.73		$16.28		$13.89	$15.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)		(0.06)		(0.02)		-	[5]	0.27	-
Net realized and unrealized gain (loss) on investments	(1.14)		1.88		0.27		7.73		2.10	(1.11)
Total from investment operations	(1.15)		1.82		0.25		7.73		2.37	(1.11)

Less Distributions:
From net investment income	-		-		-		(0.24)		(0.02)	-
From net realized gain	-		(1.08)		(0.51)		(0.05)		-	-
Total distributions	-		(1.08)		(0.51)		(0.29)		(0.02)	-

Redemption fee proceeds[1]	-	[5]	-	[5]	-	[5]	0.01		0.04	-

Net asset value, end of period	$23.06		$24.21		$23.47		$23.73		$16.28	$13.89

Total return[2]	(4.75%)	[3]	8.00%		1.11%		48.24%		17.33%	(7.40%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$90,711		$95,622		$48,242		$39,560		$1,300	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.60%	[4]	1.66%		1.88%		2.27%		29.04%	229.27%	[4]
After fees waived and expenses absorbed	1.39%	[4]	1.39%		1.39%		1.39%		1.39%	1.39%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.31%)	[4]	(0.53%)		(0.56%)		(0.88%)		(25.90%)	(227.94%)	[4]
After fees waived and expenses absorbed	(0.10%)	[4]	(0.26%)		(0.07%)		0.00%		1.75%	(0.06%)	[4]

Portfolio turnover rate	77%	[3]	162%		154%		140%		173%	105%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015		For the Period December 31, 2013* through November 30, 2014
Net asset value, beginning of period	$23.87		$23.32		$23.61
Income from Investment Operations:
Net investment loss[1]	(0.09)		(0.24)		(0.16)
Net realized and unrealized gain (loss) on investments	(1.12)		1.87		(0.13)
Total from investment operations	(1.21)		1.63		(0.29)

Less Distributions:
From net realized gain	-		(1.08)		-
Total distributions	-		(1.08)		-

Redemption fee proceeds[1]	-	[5]	-	[5]	-

Net asset value, end of period	$22.66		$23.87		$23.32

Total return[2]	(5.07%)	[3]	7.20%		(1.23%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,624		$7,194		$2,903

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.35%	[4]	2.41%		2.68%	[4]
After fees waived and expenses absorbed	2.14%	[4]	2.14%		2.14%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.06%)	[4]	(1.28%)		(1.32%)	[4]
After fees waived and expenses absorbed	(0.85%)	[4]	(1.01%)		(0.78%)	[4]

Portfolio turnover rate	77%	[3]	162%		154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015	For the Period February 28, 2014* Through November 30, 2014
Net asset value, beginning of period	$24.32		$23.50	$23.09
Income from Investment Operations:
Net investment income[1]	0.02		-	0.04
Net realized and unrealized gain (loss) on investments	(1.15)		1.89	0.37
Total from investment operations	(1.13)		1.89	0.41

Less Distributions:
From net realized gain	-		(1.08)	-
Total distributions	-		(1.08)	-

Redemption fee proceeds[1]	0.02		0.01	-

Net asset value, end of period	$23.21		$24.32	$23.50

Total return[2]	(4.56%)	[3]	8.34%	1.78%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,717		$3,142	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.35%	[4]	1.41%	1.70%	[4]
After fees waived and expenses absorbed	1.14%	[4]	1.14%	1.14%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.06%)	[4]	(0.28%)	(0.32%)	[4]
After fees waived and expenses absorbed	0.15%	[4]	(0.01%)	0.24%	[4]

Portfolio turnover rate	77%	[3]	162%	154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Dividend Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015		For the Period January 31, 2014* Through November 30, 2014
Net asset value, beginning of period	$16.69		$17.17		$15.00
Income from Investment Operations:
Net investment income [1]	0.17		0.30		0.21
Net realized and unrealized gain (loss) on investments	0.47		(0.47)		2.05
Total from investment operations	0.64		(0.17)		2.26

Less Distributions:
From net investment income	(0.13)		(0.28)		(0.09)
From net realized gain	(0.16)		(0.03)		-
Total distributions	(0.29)		(0.31)		(0.09)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$17.04		$16.69		$17.17

Total return[3]	3.97%	[4]	-0.92%		15.06%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,614		$9,796		$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.20%	[5]	2.78%		5.34%	[5]
After fees waived and expenses absorbed	1.30%	[5]	1.30%		1.30%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.21%	[5]	0.30%		(2.55%)	[5]
After fees waived and expenses absorbed	2.11%	[5]	1.78%		1.49%	[5]

Portfolio turnover rate	8%	[4]	29%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I.  The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013.  Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2016 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2016, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended May 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2019 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment	Total Limit on Annual
	Advisory	Operating Expenses
	Fees	Investor Class	Class A	Class C	Class I
All-Cap Core Fund	0.90%	-	1.65%	2.40%	-
Market Neutral Fund	1.10%	-	1.65%	2.40%	-
Small-Cap Core Fund	0.90%	1.39%	-	2.14%	1.14%
Dividend Fund	0.80%	1.30%	-	-	-

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

For the six months ended May 31, 2016, the Advisor waived its fees and absorbed other expenses as follows:

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$6,737	$-	$6,737
Market Neutral Fund	87,393	-	87,393
Small-Cap Core Fund	107,174	-	107,174
Dividend Fund	61,902	7,535	69,437
Total	$263,206	$7,535	$270,741

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the current expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2016	$66,940	$143,538	$138,523	$-
2017	33,793	171,727	236,865	166,730
2018	14,445	194,602	207,926	166,684
2019	6,737	87,393	107,174	69,437
Total	$121,915	$597,260	$690,488	$402,851

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2016, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2016, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At May 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$38,987,273	$26,402,040	$89,975,283	$20,056,300

Gross unrealized appreciation	$7,440,049	$2,944,318	$8,447,429	$1,956,295
Gross unrealized depreciation	(956,585)	(737,458)	(2,586,160)	(377,706)
Net unrealized appreciation on investments	$6,483,464	$2,206,860	$5,861,269	$1,578,589

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

As of November 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$-	$-	$-	$28,213
Undistributed long-term gains	3,034,112	-	-	49,039
Tax accumulated earnings	3,034,112	-	-	77,252
Accumulated capital and other losses	$(49,671)	$(12,942,245)	$(761,822)	$-
Unrealized appreciation (depreciation) on investments	8,374,435	(180,475)	8,133,938	121,700
Total accumulated earnings (deficit)	$11,358,876	$(13,122,720)	$7,372,116	$198,952

The tax character of distributions paid during the fiscal years ended November 30, 2015 and November 30, 2014 were as follows:

	All-Cap Core Fund		Market Neutral Fund

	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$-	$-	$-	$-
Long-term capital gains	2,630,228	-	-	-
Total distributions paid	$2,630,228	$-	$-	$-

	Small-Cap Core Fund		Dividend Fund

	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$529,839	$849,349	$208,267	$34,499
Long-term capital gains	1,889,784	51,410	2,188	-
Total distributions paid	$2,419,623	$900,759	$210,455	$34,499

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

At November 30, 2015, the Funds had accumulated capital loss carryforwards as follows:

For losses expiring November 30,	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2017	$-	$11,144,100	$-	$-
2018	-	1,737,635	-	-
Not subject to expiration:
Short-term	-	-	528,078	-
Total	$-	$12,881,735	$528,078	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2015, the Market Neutral Fund utilized $1,059,851 of its capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of November 30, 2015, the All-Cap Core, Small-Cap Core and Market Neutral Funds had $49,671, $233,744 and $278,140, respectively, of qualified late-year ordinary losses which are deferred until fiscal year 2016 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2016 and the year ended November 30, 2015, redemption fees were as follows:

	May 31, 2016	November 30, 2015
All-Cap Core Fund	$2,450	$8,459
Market Neutral Fund	3,879	-
Small-Cap Core Fund	14,661	5,221
Dividend Fund	1,731	41

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Note 6 – Investment Transactions
For the six months ended May 31, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$9,230,108	$18,152,354	$-	$-
Market Neutral Fund	30,098,698	14,562,201	32,042,730	15,166,834
Small-Cap Core Fund	77,975,842	78,910,546	-	-
Dividend Fund	11,358,141	1,218,947	-	-

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares, Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares and Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Class I does not pay any distribution fees.

For the six months ended May 31, 2016 for the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2016, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$45,137,440	$-	$-	$45,137,440
Short-Term Investments	333,297	-	-	333,297
Total Investments	$45,470,737	$-	$-	$45,470,737

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$26,732,325	$-	$-	$26,732,325
Short-Term Investments	1,876,575	-	-	1,876,575
Total Assets	$28,608,900	$-	$-	$28,608,900

Liabilities
Securities Sold Short
Common Stocks[1]	$(26,904,131)	$-	$-	$(26,904,131)
Total Liabilities	$(26,904,131)	$-	$-	$(26,904,131)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$95,836,552	$-	$-	$95,836,552
Total Investments	$95,836,552	$-	$-	$95,836,552

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$21,140,972	$-	$-	$21,140,972
Short-Term Investments	493,917	-	-	493,917
Total Investments	$21,634,889	$-	$-	$21,634,889

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended May 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees of Class A, C and Investor Class only; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/15	5/31/16	12/1/15 –5/31/16
Class A	Actual Performance	$1,000.00	$1,000.30	$8.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.74	8.33
Class C	Actual Performance	1,000.00	996.50	11.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.99	12.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLES-(Continued)
For the Six Months Ended May 31, 2016 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/15	5/31/16	12/1/15-5/31/16
Class A	Actual Performance	$1,000.00	$1,043.50	$21.19
	Hypothetical (5% annual return before expenses)	1,000.00	1,004.30	20.78
Class C	Actual Performance	1,000.00	1,039.90	24.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,000.51	24.48

*	Expenses are equal to the Fund’s annualized expense ratio of 4.15% and 4.90% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/15	5/31/16	12/1/15-5/31/16
Investor Class	Actual Performance	$1,000.00	$952.50	$6.79
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.05	7.01
Class C	Actual Performance	1,000.00	949.30	10.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.30	10.78
Class I	Actual Performance	1,000.00	954.40	5.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.32	5.74

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.14% and 1.14% for Investor Class, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	12/1/15	5/31/16	12/1/15 –5/31/16
Actual Performance	$1,000.00	$1,039.70	$6.62
Hypothetical (5% annual return before expenses)	1,000.00	1,018.51	6.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
1 South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund - Class A	CZOAX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund - Class A	ZMNAX	461418 709
Zacks Market Neutral Fund - Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund - Investor	ZSCCX	461418 428
Zacks Small-Cap Core Fund - Class C	ZCCCX	46141P 396
Zacks Small-Cap Core Fund - Class I	ZSCIX	46141P 313
Zacks Dividend Fund - Investor	ZDIVX	46141P 321

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	08/09/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	08/09/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	08/09/2016